Employee benefit plans - Weighted average assumptions for benefit obligations (Details)	Dec. 31, 2019	Dec. 31, 2018
Employee benefit plans
Discount rate (as a percent)	2.35%	3.27%
Rate of compensation increase (as a percent)	3.18%	3.21%
Rate of pension increase (as a percent)	1.70%	1.69%